7. INVENTORIES: Schedule of Inventory (Details) - CAD ($)		Dec. 31, 2018	Dec. 31, 2017
Details
Work in process		$ 0	$ 39,845
Finished goods		102,499	171,380
Inventories	[1]	$ 102,499	$ 211,225

[1]	Note 7.